Label	Element	Value
C000234661 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	52.30%	[1],[2]
C000234661 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.90%	[1],[2]
C000234661 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.20%	[1],[2]
C000234661 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.40%	[1],[2]
C000234661 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.40%	[1],[2]
C000234662 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	52.30%	[3],[4]
C000234662 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.90%	[3],[4]
C000234662 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.20%	[3],[4]
C000234662 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.40%	[3],[4]
C000234662 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.40%	[3],[4]
C000234660 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	52.30%	[5],[6]
C000234660 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.90%	[5],[6]
C000234660 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.20%	[5],[6]
C000234660 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.40%	[5],[6]
C000234660 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.40%	[5],[6]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes short-term securities.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Excludes short-term securities.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.